Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Abstract]
Finished goods	$ 5,974,800	$ 4,642,982
Total	5,974,800	4,642,982
Less: valuation allowance	(121,357)
Inventories, net	$ 5,853,443	$ 4,642,982